Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 302,795	$ 280,328
Accounts receivable, net	120,504	120,411
Inventories	124,056	117,521
Net investment in sales-type leases	8,499	11,717
Prepaid expenses	7,167	7,571
Other current assets	19,635	15,491
Total current assets	582,656	553,039
Non-current assets
Net investment in sales-type leases - long-term	5,844	12,126
Property, plant and equipment, net	202,995	208,415
Goodwill	386,887	385,629
Other intangible assets, net	152,807	177,458
Other non-current assets	32,137	29,382
Total non-current assets	780,670	813,010
Total assets	1,363,326	1,366,049
Current liabilities
Accounts payable	44,490	40,933
Current portion of long-term debt	3,714	3,714
Accrued expenses and other current liabilities	28,486	32,207
Accrued compensation and related benefits	34,338	34,186
Obligations in connection with acquisitions		3,619
Deferred revenues	51,834	49,952
Total current liabilities	162,862	164,611
Non-current liabilities
Long-term debt	19,500	22,286
Deferred tax liabilities	2,625	5,952
Deferred revenues - long-term	14,181	12,922
Other non-current liabilities	28,682	22,251
Total non-current liabilities	64,988	63,411
Total liabilities	227,850	228,022
Contingencies (see note 9)
Redeemable non-controlling interests	1,721	2,029
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 thousands shares; 53,202 thousands shares and 52,639 thousands shares issued and outstanding at September 30, 2017 and December 31, 2016, respectively	143	142
Additional paid-in capital	2,655,754	2,633,129
Accumulated other comprehensive loss	(8,276)	(13,479)
Accumulated deficit	(1,513,926)	(1,483,925)
Equity attributable to Stratasys Ltd.	1,133,695	1,135,867
Non-controlling interests	60	131
Total equity	1,133,755	1,135,998
Total liabilities and equity	$ 1,363,326	$ 1,366,049